REAL ESTATE PROPERTY, NET	12 Months Ended
Dec. 31, 2012
REAL ESTATE PROPERTY, NET [Abstract]
REAL ESTATE PROPERTY, NET
NOTE 3:-	REAL ESTATE PROPERTY, NET

	Land	Building	Condominium units	Currency translation adjustment	Total
Cost:

At January 1, 2011	$2,832	$19,604	$8,632	$1,992	$33,060
Additions	23,654	138,983	781	(1,583)	161,835

At December 31, 2011	26,486	158,587	9,413	409	194,895
Additions	-	168	42	4,938	5,148

At December 31, 2012	26,486	158,755	9,455	5,347	200,043

Accumulated depreciation:

At January 1, 2011	-	655	-	52	707
Depreciation charge for the year	-	2,011	45	(41)	2,015

At December 31, 2011	-	2,666	45	11	2,722
Depreciation charge for the year	-	2,149	262	84	2,495

At December 31, 2012	-	4,815	307	95	5,217

Real estate property, net:

At December 31, 2012	$26,486	$153,940	$9,148	$5,252	$194,826

At December 31, 2011	$26,486	$155,921	$9,368	$398	$192,173